Accounts Payable and Accrued Expenses - Accrued Expenses (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 7,028	$ 6,857
Taxes payable	5,098	5,861
Accrued fees	203	112
Accrued bond coupon	5,589	3,855
Other	393	326
Total accrued expenses	$ 18,311	$ 17,011